Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS [Table Text Block]

	2015	2016	2017
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥1,531,127	¥802,332	¥202,680
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	—	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	1,522,157	802,332	202,680

Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(2,360)	(2,704)	(3,212)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥1,519,797	¥799,628	¥199,468

	2015	2016	2017
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,118,469	13,885,842	13,574,314
Effect of dilutive instruments:
Convertible preferred stock	1	—	—
Stock acquisition rights and the common shares of MUFG under Board Incentive Plan	19,175	17,474	10,571

Weighted average common shares for diluted computation	14,137,645	13,903,316	13,584,885

	2015	2016	2017
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥107.81	¥57.78	¥14.93

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥107.50	¥57.51	¥14.68